Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Acquisition:
Balance, beginning of period	$ 38,238	$ 32,690
Option payments	3,029	4,615
Acquisition of Wheelhouse Water Resources, LLC	27
Effect of foreign exchange translation	877	933
Balance, period end	42,171	38,238
Exploration and Evaluation:
Balance, beginning period	61,714	12,971
Exploration costs	26,562	35,613
Lanxess 1A evaluation costs	11,084	12,740
Effect of foreign exchange translation	1,679	390
Balance, period end	101,039	61,714
Exploration and evaluation assets	143,210	99,952
California property
Acquisition:
Balance, beginning of period	21,339	18,460
Option payments	128	2,352
Effect of foreign exchange translation	469	527
Balance, period end	21,936	21,339
Exploration and Evaluation:
Balance, beginning period	4,466	4,333
Exploration costs	5	9
Effect of foreign exchange translation	96	124
Balance, period end	4,567	4,466
Exploration and evaluation assets	26,503	25,805
South West Arkansas Project
Acquisition:
Balance, beginning of period	8,061	14,230
Option payments	1,416	1,378
Lanxess brine supply costs		(7,953)
Effect of foreign exchange translation	205	406
Balance, period end	9,682	8,061
Exploration and Evaluation:
Balance, beginning period	21,670	4,105
Exploration costs	8,337	17,429
Effect of foreign exchange translation	625	136
Balance, period end	30,632	21,670
Exploration and evaluation assets	40,314	29,731
Commercial Plant Evaluation (Lanxess 1A)
Acquisition:
Balance, beginning of period	7,953
Lanxess brine supply costs		7,953
Effect of foreign exchange translation	173
Balance, period end	8,126	7,953
Exploration and Evaluation:
Balance, beginning period	17,403	4,533
Lanxess 1A evaluation costs	11,084	12,740
Effect of foreign exchange translation	495	130
Balance, period end	28,982	17,403
Exploration and evaluation assets	37,108	25,356
Texas Properties
Acquisition:
Balance, beginning of period	885
Option payments	1,485	885
Acquisition of Wheelhouse Water Resources, LLC	27
Effect of foreign exchange translation	30
Balance, period end	2,427	885
Exploration and Evaluation:
Balance, beginning period	18,175
Exploration costs	18,220	18,175
Effect of foreign exchange translation	463
Balance, period end	36,858	18,175
Exploration and evaluation assets	$ 39,285	$ 19,060